Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

A10 Capital, LLC
 400 E. Las Colinas Blvd., Suite 1000
Irving, Texas 75039

Independent Accountants' Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by A10 Capital, LLC (the "Company") and Deutsche Bank Securities Inc. and Natixis Securities Americas LLC (together with the Company, the "Specified Parties") related to their evaluation of certain information with respect to a portfolio of commercial mortgage loans in connection with proposed offering of A10 Term Asset Financing 2017-1, LLC.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report.  Consequently, we make no representations regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein have the meanings ascribed to them in "The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities."

LOAN FILE REVIEW PROCEDURES

On July 26, 2017, representatives of the Company provided us with a computer-generated commercial mortgage loan data file and related record layout (the "Data File") containing data, as represented to us by representatives of the Company, as of the later of (i) June 5, 2017 or (ii) the origination date for the related Underlying Loan (for each Underlying Loan, the "Cutoff Date") with respect to 30 commercial mortgage loans (the "Underlying Loans") that are secured by 52 mortgaged properties (the "Mortgaged Properties").

Representatives of the Company provided us with the Source Documents (as defined and indicated in the attached Appendix) related to the Underlying Loans and their related Mortgaged Properties.

We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Source Documents.  In addition, we make no representations as to whether the Source Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Underlying Loans and their related Mortgaged Properties.

Member of Deloitte Touche Tohmatsu Limited

At your request, for each of the Underlying Loans and their related Mortgaged Properties set forth on the Data File, we compared certain characteristics set forth on the Data File (the "Characteristics," as listed in the attached Appendix) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Underlying Loans and the related Mortgaged Properties underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Underlying Loans or the related Mortgaged Properties or (iii) reasonableness of any of the aforementioned information, assumptions and methodologies provided to us.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs.  Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively on the accompanying information.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 27, 2017

Appendix

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to each of the Underlying Loans and the related Mortgaged Properties (the "Source Documents").

Loan Agreement, promissory notes, consolidated, amended and restated promissory notes, modification agreements, indentures,  purchase and sale agreements, mortgage, deed of trusts, reserve agreements and loan extension agreement (collectively, the "Loan Agreement");

Subordinate Loan Agreement, subordinate promissory note, promissory note splitter or b-note, (collectively, "Subordinate Loan Document");

The closing statements, settlement statements or servicing system screen prints (collectively, the "Closing Statement");

The real estate property appraisal report at origination (the "Initial Appraisal Report");

The most recent real estate property appraisal report available as of the Cutoff Date or if not available, the Initial Appraisal Report (the "Most Recent Appraisal Report");

The property engineering report (the "PCA Report");

The property engineering peer review report (the "PCA Peer Review Report");

The phase I environmental report (the "Phase I Report");

The phase I environmental peer review report (the "Phase I Peer Review Report");

The phase II environmental report (the "Phase II Report");

The phase II environmental peer review report (the "Phase II Peer Review Report");

The seismic report (the "Seismic Report");

The seismic peer review report (the "Seismic Peer Review Report");

Borrower rent rolls, underwritten rent rolls, tenant leases, lease abstracts, lease summaries or lease estoppels (collectively, the "Rent Roll");

The title policies or pro-forma title policies (collectively, the "Title Policy");

The underwritten financial summaries and operating statements (collectively, the "Operating Statement");

The underwritten net operating income statements from A10 Capital (collectively, the "A10 Net Operating Income Statement");

The United States Census Bureau web-site (www.census.gov) (the "Census Website");

The escrow tracking electronic files (the "Escrow Spreadsheet"); and

Servicer reports and electronic files (collectively, the "McCracken Loan Servicing").

	Characteristic	Source Documents
1	Prospectus ID Number (Rank by Issuance Balance)	Identification purposes only
2	Property Name	Identification purposes only
3	Originator	Loan Agreement
4	Servicer	None – A10 Capital servicer provided
5	Cross Collateralized (Y/N)	Loan Agreement
6	Related Sponsor	Loan Agreement
7	Property City	Most Recent Appraisal Report
8	Property State	Most Recent Appraisal Report
9	Property Zip	Most Recent Appraisal Report
10	Metropolitan Statistical Area	Most Recent Appraisal Report
11	Market Type (Primary/Secondary/Tertiary)	Calculation – see procedures below
12	Property Type	Most Recent Appraisal Report
13	Building Subtype	Most Recent Appraisal Report
14	Building Class	Most Recent Appraisal Report
15	Year Built	Most Recent Appraisal Report
16	Year Renovated	Most Recent Appraisal Report
17	Square Footage	Most Recent Appraisal Report/ Rent Roll
18	Units	Most Recent Appraisal Report/ Rent Roll
19	Occupancy at Close (%)	Initial Appraisal Report/ Rent Roll
20	Cutoff Date Occupancy (%)	Rent Roll
21	Most Recent Occupancy As of Date	Rent Roll
22	Principal Balance or Allocated Loan Amount at Origination	Loan Agreement
23	Total Future Advance Obligations at Origination	Loan Agreement
24	TI/LC Future Advance Obligations at Origination	Loan Agreement
25	Total Commitment at Origination	Calculation – see procedures below
26	Cutoff Date Principal Balance or Allocated Loan Amount	McCracken Loan Servicing
27	Cutoff Date Total Future Advance Obligations	Calculation – see procedures below
28	Cutoff Date Total CapEx Future Advance Obligations	McCracken Loan Servicing
29	Cutoff Date Total TI/LC Future Advance Obligations	McCracken Loan Servicing
30	Cutoff Date Total Rollover Future Advance Obligations	McCracken Loan Servicing
31	Cutoff Date Total Earnout Future Advance Obligations	McCracken Loan Servicing
32	Cutoff Date Total Interest Future Advance Obligations	McCracken Loan Servicing
33	Cutoff Date Total Other Future Advance Obligations	McCracken Loan Servicing
34	Cutoff Date Total Commitment	Calculation – see procedures below
35	Release Price (% of principal)	Loan Agreement
36	Origination Date	Loan Agreement
37	First Payment Date	Loan Agreement
38	Next Payment Due Date (as of Cutoff Date)	McCracken Loan Servicing
39	Maturity Date	Loan Agreement
40	Original Term (months)	Calculation – see procedures below
41	Term as of Cutoff Date (months)	Calculation – see procedures below

	Characteristic	Source Documents
42	Remaining Term (months)	Calculation – see procedures below
43	Extension Options (months)	Loan Agreement
44	Exercised Extension Options (months)	Loan Agreement
45	Payment String (12 months)	McCracken Loan Servicing
46	Amortization Type	Loan Agreement
47	Original Interest Only Period (months)	Loan Agreement
48	Remaining Interest Only Period (months) (as of Cutoff Date)	Calculation – see procedures below
49	Interest Rate Type (Fixed/ Floating)	Loan Agreement
50	Fixed Rate	Loan Agreement
51	Floating Rate Spread	Loan Agreement
52	Floating Rate Index	Loan Agreement
53	Floating Rate Floor	Loan Agreement
54	Cutoff Date Interest Rate	Calculation – see procedures below
55	Interest Accrual Method	Loan Agreement
56	Spread Upon Rate Reset	Loan Agreement
57	Floating Rate Reset Date	Loan Agreement
58	Floating Rate Reset Cap	Loan Agreement
59	Rate Reset Frequency (months)	Loan Agreement
60	Credit Amended Loan (Y/N)	Loan Agreement
61	Loss Mitigation Modification Since Origination (Y/N)	Loan Agreement
62	Loan Purpose	Closing Statement
63	Loan Type	Loan Agreement
64	Lien Position	Title Policy
65	Primary Collateral (Loan/Property)	Loan Agreement
66	Security Interest (Fee/Leasehold)	Title Policy
67	Ground Lease (Y/N)	Title Policy
68	Multiple Borrowing SPEs (Y/N)	Loan Agreement
69	Purchase Price Paid by Borrower	Loan Agreement/ Closing Statement
70	Borrower's Cash Equity in Property	Closing Statement
71	Subordinate Debt	Subordinate Loan Document
72	Subordinate Debt Type	Subordinate Loan Document
73	Replacement Cost of Building	Most Recent Appraisal Report
74	Replacement Cost Source	Most Recent Appraisal Report
75	Exit Fee	Loan Agreement
76	Prepayment Provisions	Loan Agreement
77	Interest Reserves at Origination	Closing Statement/ Loan Agreement
78	Tax & Insurance Escrows at Origination	Closing Statement/ Loan Agreement
79	Cap Ex Reserves at Origination	Closing Statement/ Loan Agreement
80	TI/LC Reserves at Origination	Closing Statement/ Loan Agreement
81	Rollover Reserves at Origination	Closing Statement/ Loan Agreement
82	Other Escrow and Reserves at Origination	Closing Statement/ Loan Agreement

	Characteristic	Source Documents
83	Cutoff Date Interest Reserves	McCracken Loan Servicing/ Escrow Spreadsheet
84	Cutoff Date Tax & Insurance Escrows	McCracken Loan Servicing/ Escrow Spreadsheet
85	Cutoff Date Cap Ex Escrows	McCracken Loan Servicing/ Escrow Spreadsheet
86	Cutoff Date TI/LC Reserves	McCracken Loan Servicing/ Escrow Spreadsheet
87	Cutoff Date Rollover Reserves	McCracken Loan Servicing/ Escrow Spreadsheet
88	Cutoff Date Other Escrows and Reserves	McCracken Loan Servicing/ Escrow Spreadsheet
89	Initial Appraisal Date	Initial Appraisal Report
90	As-Is Appraised Value (Initial Appraisal at Origination)	Initial Appraisal Report
91	As-Is Appraised LTV (Initial Appraisal at Origination)	Calculation – see procedures below
92	As-Is Appraised NOI (Initial Appraisal at Origination)	Initial Appraisal Report
93	Stabilized Appraised Value (Initial Appraisal at Origination)	Initial Appraisal Report
94	Stabilized Appraised LTV (Initial Appraisal at Origination)	Calculation – see procedures below
95	Stabilized Appraised NOI (Initial Appraisal at Origination)	Initial Appraisal Report
96	Stabilized Appraised Debt Yield (Initial Appraisal at Origination)	Calculation – see procedures below
97	Stabilized Occupancy (Initial Appraisal at Origination)	Initial Appraisal Report
98	Stabilized Date (Initial Appraisal at Origination)	Initial Appraisal Report
99	Stabilized Cap Rate (Initial Appraisal at Origination)	Initial Appraisal Report
100	Appraised Expenses per SF	Most Recent Appraisal Report
101	Cutoff Date Appraisal Date	Most Recent Appraisal Report
102	As-Is Appraised Value (Most Recent Appraisal)	Most Recent Appraisal Report
103	As-Is Appraised LTV (Most Recent Appraisal)	Calculation – see procedures below
104	Stabilized Appraised Value (Most Recent Appraisal)	Most Recent Appraisal Report
105	Stabilized Appraised LTV (Most Recent Appraisal)	Calculation – see procedures below
106	Stabilized Appraised NOI (Most Recent Appraisal)	Most Recent Appraisal Report
107	Stabilized Appraised Debt Yield (Most Recent Appraisal)	Calculation – see procedures below
108	Stabilized Appraised DSCR (Most Recent Appraisal)	Calculation – see procedures below
109	Cutoff Date Phase I Date	Phase I Report
110	Cutoff Date Phase I Review Date	Phase I Peer Review Report
111	Cutoff Date Phase II Date	Phase II Report
112	Cutoff Date Phase II Review Date	Phase II Peer Review Report
113	Cutoff Date PCA Date	PCA Report
114	Cutoff Date PCA Review Date	PCA Peer Review Report
115	Cutoff Date Seismic Assessment Date	Seismic Report
116	Cutoff Date Seismic Review Date	Seismic Peer Review Report
117	NOI At Original Underwriting	Operating Statement
118	A10 Underwritten NOI	A10 Net Operating Income Statement
119	NOI (Cutoff Date)	Operating Statement
120	Cutoff Date NOI as of Date	Operating Statement
121	NOI Calculation Method	Operating Statement
122	Date of Cutoff Date Property Financials	Operating Statement
123	Debt Yield (Cutoff Date Financials)	Calculation – see procedures below

	Characteristic	Source Documents
124	DSCR (Cutoff Date Financials)	Calculation – see procedures below
125	Largest Tenant (>10% of total sq. ft.)	Rent Roll
126	Largest Tenant Square Feet	Rent Roll
127	Largest Tenant % of Total Square Feet	Calculation – see procedures below
128	Largest Tenant Lease Expiration	Rent Roll
129	2nd Largest Tenant (>10% of total sq. ft.)	Rent Roll
130	2nd Largest Tenant Square Feet	Rent Roll
131	2nd Largest Tenant % of Total Square Feet	Calculation – see procedures below
132	2nd Largest Tenant Lease Expiration	Rent Roll
133	3rd Largest Tenant (>10% of total sq. ft.)	Rent Roll
134	3rd Largest Tenant Square Feet	Rent Roll
135	3rd Largest Tenant % of Total Square Feet	Calculation – see procedures below
136	3rd Largest Tenant Lease Expiration	Rent Roll

With respect to Characteristic 11, we ascertained the Market Type (Primary/Secondary/Tertiary) using the population (obtained from the Census Website) for the related Metropolitan Statistical Area (MSA) (as set forth on the Most Recent Appraisal Report). For any MSA population (i) greater than or equal to 1,000,000, the Market Type is considered to be "Primary," (ii) less than 1,000,000 but greater than or equal to 250,000, the Market Type is considered to be "Secondary" and (iii) less than 250,000, the Market Type is considered to be "Tertiary."

With respect to Characteristic 25, we recomputed the Total Commitment at Origination by adding the (i) Principal Balance or Allocated Loan Amount at Origination and (ii) Total Future Advance Obligations at Origination.

With respect to Characteristic 27, we recomputed the Cutoff Date Total Future Advance Obligations by adding the (i) Cutoff Date Total CapEx Future Advance Obligations, (ii) Cutoff Date Total TI/LC Future Advance Obligations, (iii) Cutoff Date Total Rollover Future Advance Obligations, (iv) Cutoff Date Total Earnout Future Advance Obligations, (v) Cutoff Date Total Interest Future Advance Obligations and (vi) Cutoff Date Total Other Future Advance Obligations.

With respect to Characteristic 34, we recomputed the Cutoff Date Total Commitment by adding the (i) Cutoff Date Principal Balance or Allocated Loan Amount and (ii) Cutoff Date Total Future Advance Obligations.

With respect to Characteristic 40, we recomputed the Original Term (months) as the difference between (i) the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date and (ii) the Exercised Extension Options (months).

With respect to Characteristic 41, we recomputed the Term as of Cutoff Date (months) by adding the (i) Original Term (months) and (ii) Exercised Extension Options (months).

With respect to Characteristic 42, we recomputed the Remaining Term (months) by subtracting the (i) Seasoning (as determined herein) from (ii) Original Term (months).

We recomputed the Seasoning by determining the number of payments, if any, from and inclusive of the First Payment Date to and inclusive of the respective Cutoff Date.

With respect to Characteristic 48, we recomputed the Remaining Interest Only Period (months) (as of Cutoff Date) (if applicable) by subtracting the (i) Seasoning (as determined above) from (ii) Original Interest Only Period (months).

With respect to Characteristic 54, we recomputed the Cutoff Date Interest Rate as the sum of (i) the Floating Rate Spread and (ii) (x) for Underlying Loans whose Mortgage Loans Floating Rate Index is "1 month LIBOR," an assumed LIBOR rate of 1.05% or (y) for Underlying Loans whose Mortgage Loans Floating Rate Index is "3 month LIBOR," an assumed LIBOR rate of 1.20%.

With respect to Characteristic 91, we recomputed the As-Is Appraised LTV (Initial Appraisal at Origination) by dividing the (i) Principal Balance or Allocated Loan Amount at Origination by (ii) As-Is Appraised Value (Initial Appraisal at Origination).

With respect to Characteristic 94, we recomputed the Stabilized Appraised LTV (Initial Appraisal at Origination) by dividing the (i) Total Commitment at Origination  by (ii) Stabilized Appraised Value (Initial Appraisal at Origination).

With respect to Characteristic 96, we recomputed the Stabilized Appraised Debt Yield (Initial Appraisal at Origination) by dividing the (i) Stabilized Appraised NOI (Initial Appraisal at Origination) by (ii) Total Commitment at Origination.

With respect to Characteristic 103, we recomputed the As-Is Appraised LTV (Most Recent Appraisal) by dividing the (i) Cutoff Date Principal Balance or Allocated Loan Amount by (ii) As-Is Appraised Value (Most Recent Appraisal).

With respect to Characteristic 105, we recomputed the Stabilized Appraised LTV (Most Recent Appraisal) by dividing the (i) Cutoff Date Total Commitment by (ii) Stabilized Appraised Value (Most Recent Appraisal).

With respect to Characteristic 107, we recomputed the Stabilized Appraised Debt Yield (Most Recent Appraisal) by dividing the (i) Stabilized Appraised NOI (Most Recent Appraisal)  by (ii) Cutoff Date Total Commitment.

With respect to Characteristic 108, we recomputed the Stabilized Appraised DSCR (Most Recent Appraisal) by dividing the (i) Stabilized Appraised NOI (Most Recent Appraisal) by (ii) Total Commitment Annual Debt Service (as determined herein).

We recomputed the Total Commitment Annual Debt Service:
•	for interest-only Underlying Loans, as the product of (i) the Cutoff Date Total Commitment, (ii) the Cutoff Date Interest Rate and (iii) 365/360; and

•
for the non-interest only Underlying Loans, the sum of (i) the product of (a) the fixed principal payment (as set forth on the Loan Agreement) and (b) 12 and (ii) sum of twelve consecutive months of interest payments beginning with the Next Payment Date, calculated as the product of (a) the total commitment balance at the beginning of such payment date, (b) the Cutoff Date Interest Rate and (c) a fraction equal to (x) the actual number of days from and including the previous payment date to the current payment date over (y) 360.

With respect to Characteristic 123, we recomputed the Debt Yield (Cutoff Date Financials) by dividing the (i) NOI (Cutoff Date) by (ii) Cutoff Date Principal Balance or Allocated Loan Amount.

With respect to Characteristic 124, we recomputed the DSCR (Cutoff Date Financials) by dividing the (i) NOI (Cutoff Date) by (ii) Total Current Annual Debt Service (as determined herein).

We recomputed the Total Current Annual Debt Service:
•	for interest-only Underlying Loans, as the product of (i) the Cutoff Date Principal Balance or Allocated Loan Amount, (ii) the Cutoff Date Interest Rate and (iii) 365/360; and

•
for the non-interest only Underlying Loans, the sum of (i) the product of (a) the fixed principal payment (as set forth on the Loan Agreement) and (b) 12 and (ii) sum of twelve consecutive months of interest payments beginning with the Next Payment Date, calculated as the product of  (a) the principal balance or allocated loan amount at the beginning of such payment date, (b) the Cutoff Date Interest Rate and (c) a fraction equal to (x) the actual number of days from and including the previous payment date to the current payment date over (y) 360.

With respect to Characteristic 127, we recomputed the Largest Tenant % of Total Square Feet by dividing the (i) Largest Tenant Square Feet by (ii) Square Footage.

With respect to Characteristic 131, we recomputed the 2nd Largest Tenant % of Total Square Feet by dividing the (i) 2nd Largest Tenant Square Feet by (ii) Square Footage.

With respect to Characteristic 135, we recomputed the 3rd Largest Tenant % of Total Square Feet by dividing the (i) 3rd Largest Tenant Square Feet by (ii) Square Footage.